Other operating income/(expenses)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other operating income/(expenses)
7.  Other operating income/(expenses)

Million US dollar	2023	2022	2021

Brazilian tax credits	44	201	226
Government grants	374	311	322
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	73	82	65
License income	31	27	25
Net rental and other operating income	256	220	167
Other operating income/(expenses)	778	841	805

In 2023, Ambev, a subsidiary of AB InBev, recognized 44m US dollar income in Other operating income related to tax credits (2022: 201m US dollar, 2021: 226m US dollar). Additionally, in 2023, Ambev recognized 168m US dollar (2022: 168m US dollar, 2021: 118m US dollar) of interest income on tax credits in Finance income (refer to Note 11
Finance cost and income
).
The income from government grants primarily relate to fiscal incentives given by certain Brazilian states and Chinese provinces, based on the company’s operations and developments in those regions.